INCOME TAXES (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Balance at January 1	$ 1,399	$ 303
Increase in uncertain tax positions for the current year, net	1,957	1,096
Balance at December 31	$ 3,356	$ 1,399